Statement of Cash Flows in the Consolidated Group - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Operating activities
Operating profit		kr 1,238		kr 1,304		kr 852
Adjustments for non-cash items in operating profit
Provision for credit losses, net		153		10		(7)
Depreciation and impairment of non-financial assets		51		57		40
Exchange-rate differences		5		7		5
Unrealized changes in fair value		(69)		(185)		(40)
Other		0		(5)		16
Total adjustments for non-cash items in operating profit		140		(116)		14
Income tax paid		(311)		(529)		(366)
Increase (-)/decrease (+) in lending		(37,824)		(2,540)		(9,016)
Increase (-)/decrease (+) in bonds and securities held		4,276		(889)		(13,782)
Other changes in assets and liabilities - net		14,493		1,996		(1,347)
Cash flow from operating activities		(17,988)		(774)		(23,645)
Investing activities
Investments		(35)		(40)		(21)
Cash flow from investing activities		(35)		(40)		(21)
Financing activities
Senior debt		153,518		126,412		92,045
Repayments of debt		(119,143)		(112,190)		(59,390)
Repurchase and early redemption of own long-term debt		(4,915)		(18,642)		(7,553)
Change in subordinated debt						(2,322)
Derivatives		(8,651)		4,049		1,830
Payment of lease liability		(27)		(39)
Dividend paid				(194)		(232)
Cash flow from financing activities		20,782		(604)		24,378
Net cash flow for the period		2,759		(1,418)		712
Cash and cash equivalents at beginning of the year		1,362	[1]	2,416	[1]	1,231
Exchange-rate differences on cash and cash equivalents		(759)		364		473
Cash and cash equivalents at end of the year	[1]	3,362		1,362		2,416
Cash and cash equivalents of which cash at banks		561		651		374
Cash and cash equivalents of which cash equivalents		2,801		711		2,042
Interest payments received and expenses paid
Interest payments received		4,329		9,057		4,586
Interest expenses paid		kr 2,861		kr 4,366		kr 3,192

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See note 11.